Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Operating loss	kr (373,055)	kr (421,943)	kr (524,456)
Adjustments for non-cash items	102,478	61,260	66,676
Interest received	32,905	3,553	102
Interest paid	(94,497)	(35,252)	(5,432)
Income taxes paid	(22,747)	(7,392)	(3,949)
Cash flow from operating activities before changes in working capital	(354,915)	(399,774)	(467,058)
Cash flow from changes in working capital
Changes in inventory	(16,781)	(2,758)	(949)
Changes in operating receivables	(182,589)	(91,878)	(11,712)
Changes in operating liabilities	119,629	183,056	18,131
Cash flow from operating activities	(434,655)	(311,354)	(461,588)
Investing activities
Purchase of equipment	(12,788)	(2,512)	(6,588)
Investments in non-current financial assets	(1,560)	(2,633)	(1,686)
Repayment of non-current financial assets	602
Purchase of intangible assets			(16,066)
Cash flow from investing activities	(13,745)	(5,144)	(24,340)
Financing activities
New share issue			324,000
Expenditures attributable to new share issue			(20,909)
Issuance of treasury shares		236
Repurchase of treasury shares		(236)
Exercise of warrants		95,121
Purchase of non-controlling interests			(49,303)
Contribution from non-controlling interest			2,282
New borrowings	962,889	491,745	199,524
Expenditures attributable to new loans	(26,625)	(1,260)	(14,858)
Repayments of borrowings	(724,479)
Repayment of lease liabilities	(12,134)	(9,615)	(5,575)
Cash flow from financing activities	199,650	575,990	435,162
Net increase (decrease) in cash	(248,750)	259,493	(50,766)
Cash at beginning of the year	1,249,094	955,507	996,304
Exchange-rate difference in cash	(26,611)	34,094	9,969
Cash at the end of the year	kr 973,733	kr 1,249,094	kr 955,507